Consolidated Statements of Comprehensive Income (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent
Net effect of foreign currency translation, tax	0	0	0
Net unrealized gain/(loss) in available-for-sale equity securities, tax	0	0	0